Related Party Transactions (Tables)	12 Months Ended
Dec. 31, 2021
Related Party Transactions [Abstract]
Summary of Loans to Principal Officers, Directors, and Affiliates
Loans to principal officers, directors, and their affiliates during 2021 were as follows:

2021
Beginning balance	$325
New loans	1,305
Effect of changes in composition of related parties	4,774
Net repayments in existing accounts	(28)

Ending balance	$6,376